Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Aeronautical revenue	$ 876,729	$ 644,453	$ 609,751
Non-aeronautical revenue
Commercial revenue	738,688	603,651	612,545
Construction service revenue	223,361	144,722	149,796
Other revenue	4,489	7,212	6,571
Revenue	1,843,267	1,400,038	1,378,663
Salaries and social security contributions	(297,928)	(218,958)	(238,201)
Concession fees	(210,601)	(156,245)	(158,508)
Construction services cost	(216,834)	(138,271)	(147,855)
Maintenance expenses	(173,201)	(107,749)	(109,366)
Amortization and depreciation	(182,471)	(129,982)	(153,131)
Cost of fuel	(98,689)	(113,067)	(107,170)
Other operational expenditures	(255,717)	(189,074)	(190,102)
Operational expenditure	(1,435,441)	(1,053,346)	(1,104,333)
Cost of services	(1,237,333)	(914,677)	(962,978)
Gross profit / (loss)	605,934	485,361	415,685
Selling, general and administrative expenses	(198,108)	(138,669)	(141,355)
Impairment reversal / (loss) of non-financial assets		102,838	(111)
Other operating income	46,390	100,560	37,340
Other operating expense	(6,963)	(9,453)	(6,984)
Operating income / (loss)	447,253	540,637	304,575
Share of (loss) / income in associates	(996)	7,108	(970)
Amortization and depreciation	182,471	129,982	153,131
Adjusted Ebitda	628,728	677,727	456,736
Construction services revenue	(223,361)	(144,722)	(149,796)
Construction services cost	216,834	138,271	147,855
Adjusted Ebitda excluding Construction Services	622,201	671,276	454,795
Construction services revenue	223,361	144,722	149,796
Construction services cost	(216,834)	(138,271)	(147,855)
Adjusted Ebitda	628,728	677,727	456,736
Financial income	71,430	101,598	63,859
Financial loss	110,305	(406,570)	(196,405)
Inflation adjustment	(21,260)	(40,547)	19,459
Amortization and depreciation	(182,471)	(129,982)	(153,131)
Income before income tax	606,732	202,226	190,518
Income tax	(298,820)	24,241	(24,883)
Net income from continuing operations	307,912	226,467	165,635
Income for the year	307,912	226,467	165,635
Current assets	765,514	749,910
Non-current assets	3,415,936	2,792,066
Capital Expenditure	235,712	161,622
Current liabilities	603,730	685,928
Non-current liabilities	2,059,760	2,052,139
Operating segments
Segment information
Aeronautical revenue	876,729	644,453	609,751
Non-aeronautical revenue
Commercial revenue	746,550	611,323	619,785
Construction service revenue	223,361	144,722	149,796
Other revenue	4,429	7,212	6,571
Revenue	1,851,069	1,407,710	1,385,903
Salaries and social security contributions	(296,781)	(217,891)	(237,167)
Concession fees	(218,668)	(163,981)	(165,844)
Construction services cost	(216,834)	(138,271)	(147,855)
Maintenance expenses	(173,186)	(107,749)	(109,348)
Amortization and depreciation	(170,574)	(117,744)	(141,178)
Cost of fuel	(98,708)	(113,338)	(107,170)
Other operational expenditures	(244,787)	(186,300)	(184,149)
Operational expenditure	(1,419,538)	(1,045,274)	(1,092,711)
Impairment reversal / (loss) of non-financial assets		102,838	(111)
Other operating income	46,279	97,590	37,334
Other operating expense	(6,963)	(9,451)	(6,980)
Operating income / (loss)	470,847	553,413	323,435
Share of (loss) / income in associates	11	9	(281)
Amortization and depreciation	170,574	117,744	141,178
Adjusted Ebitda	641,432	671,166	464,332
Construction services revenue	(223,361)	(144,722)	(149,796)
Construction services cost	216,834	138,271	147,855
Adjusted Ebitda excluding Construction Services	634,905	664,715	462,391
Construction services revenue	223,361	144,722	149,796
Construction services cost	(216,834)	(138,271)	(147,855)
Adjusted Ebitda	641,432	671,166	464,332
Current assets	541,147	640,919
Non-current assets	3,174,642	2,511,218
Capital Expenditure	235,684	161,622
Current liabilities	601,593	606,320
Non-current liabilities	1,742,365	1,729,316
Operating segments | Argentina
Segment information
Aeronautical revenue	512,153	296,393	330,288
Non-aeronautical revenue
Commercial revenue	376,187	251,274	308,346
Construction service revenue	155,641	93,014	124,210
Revenue	1,043,981	640,681	762,844
Salaries and social security contributions	(184,764)	(109,260)	(129,366)
Concession fees	(130,156)	(79,930)	(93,772)
Construction services cost	(155,375)	(92,899)	(124,016)
Maintenance expenses	(132,313)	(66,423)	(76,022)
Amortization and depreciation	(110,829)	(60,534)	(87,363)
Other operational expenditures	(123,586)	(66,197)	(72,402)
Operational expenditure	(837,023)	(475,243)	(582,941)
Other operating income	22,705	13,426	15,859
Other operating expense	(5,233)	(7,344)	(5,232)
Operating income / (loss)	224,430	171,520	190,530
Share of (loss) / income in associates	(1)	(5)	(24)
Amortization and depreciation	110,829	60,534	87,363
Adjusted Ebitda	335,258	232,049	277,869
Construction services revenue	(155,641)	(93,014)	(124,210)
Construction services cost	155,375	92,898	124,018
Adjusted Ebitda excluding Construction Services	334,992	231,933	277,677
Construction services revenue	155,641	93,014	124,210
Construction services cost	(155,375)	(92,898)	(124,018)
Adjusted Ebitda	335,258	232,049	277,869
Current assets	242,657	183,795
Non-current assets	1,999,467	1,170,392
Capital Expenditure	155,747	93,326
Current liabilities	253,577	127,079
Non-current liabilities	846,196	673,245
Operating segments | Brazil
Segment information
Aeronautical revenue	40,809	45,656	36,610
Non-aeronautical revenue
Commercial revenue	68,817	64,838	52,700
Construction service revenue	1,498	151
Revenue	111,124	110,645	89,310
Salaries and social security contributions	(22,456)	(24,592)	(23,409)
Concession fees	(21,947)	(22,551)	(20,213)
Construction services cost	(1,498)	(151)
Maintenance expenses	(5,594)	(7,359)	(5,653)
Amortization and depreciation	(11,190)	(12,035)	(11,228)
Cost of fuel	(267)	(356)	(358)
Other operational expenditures	(19,502)	(23,324)	(23,418)
Operational expenditure	(82,454)	(90,368)	(84,279)
Impairment reversal / (loss) of non-financial assets		103,764
Other operating income	22,110	82,793	16,254
Other operating expense	(447)	(542)	(424)
Operating income / (loss)	50,333	206,292	20,861
Amortization and depreciation	11,190	12,035	11,228
Adjusted Ebitda	61,523	218,327	32,089
Construction services revenue	(1,498)	(151)
Construction services cost	1,498	151
Adjusted Ebitda excluding Construction Services	61,523	218,327	32,089
Construction services revenue	1,498	151
Construction services cost	(1,498)	(151)
Adjusted Ebitda	61,523	218,327	32,089
Current assets	66,824	188,160
Non-current assets	461,164	667,193
Capital Expenditure	2,610	1,727
Current liabilities	181,138	221,843
Non-current liabilities	704,842	907,835
Operating segments | Uruguay
Segment information
Aeronautical revenue	81,033	65,428	43,450
Non-aeronautical revenue
Commercial revenue	75,137	68,077	56,171
Construction service revenue	37,903	31,705	13,169
Other revenue	16	20	13
Revenue	194,089	165,230	112,803
Salaries and social security contributions	(27,311)	(25,221)	(20,385)
Concession fees	(21,672)	(18,748)	(14,891)
Construction services cost	(37,903)	(31,705)	(13,169)
Maintenance expenses	(16,034)	(14,878)	(10,932)
Amortization and depreciation	(9,553)	(8,154)	(7,381)
Cost of fuel	(3,519)	(3,740)	(1,372)
Other operational expenditures	(23,440)	(20,515)	(16,398)
Operational expenditure	(139,432)	(122,961)	(84,528)
Other operating income	23	60	159
Other operating expense	(265)	(506)	(478)
Operating income / (loss)	54,415	41,823	27,956
Amortization and depreciation	9,553	8,154	7,381
Adjusted Ebitda	63,968	49,977	35,337
Construction services revenue	(37,903)	(31,705)	(13,169)
Construction services cost	37,903	31,705	13,169
Adjusted Ebitda excluding Construction Services	63,968	49,977	35,337
Construction services revenue	37,903	31,705	13,169
Construction services cost	(37,903)	(31,705)	(13,169)
Adjusted Ebitda	63,968	49,977	35,337
Current assets	42,502	49,871
Non-current assets	227,452	197,529
Capital Expenditure	36,479	38,725
Current liabilities	30,102	29,968
Non-current liabilities	62,821	62,073
Operating segments | Armenia
Segment information
Aeronautical revenue	90,534	88,519	60,662
Non-aeronautical revenue
Commercial revenue	150,453	160,355	145,059
Construction service revenue	11,840	3,630	1,819
Revenue	252,827	252,504	207,540
Salaries and social security contributions	(21,120)	(18,988)	(13,826)
Construction services cost	(11,495)	(3,524)	(1,767)
Maintenance expenses	(6,010)	(5,757)	(4,992)
Amortization and depreciation	(21,347)	(19,638)	(17,650)
Cost of fuel	(94,922)	(109,242)	(105,440)
Other operational expenditures	(15,948)	(14,653)	(12,049)
Operational expenditure	(170,842)	(171,802)	(155,724)
Other operating income	336	361	175
Other operating expense	(991)	(1,021)	(769)
Operating income / (loss)	81,330	80,042	51,222
Amortization and depreciation	21,347	19,638	17,650
Adjusted Ebitda	102,677	99,680	68,872
Construction services revenue	(11,840)	(3,630)	(1,819)
Construction services cost	11,495	3,524	1,766
Adjusted Ebitda excluding Construction Services	102,332	99,574	68,819
Construction services revenue	11,840	3,630	1,819
Construction services cost	(11,495)	(3,524)	(1,766)
Adjusted Ebitda	102,677	99,680	68,872
Current assets	70,306	91,159
Non-current assets	185,355	154,754
Capital Expenditure	17,514	7,073
Current liabilities	17,211	34,076
Operating segments | Ecuador
Segment information
Aeronautical revenue	81,438	78,336	68,370
Non-aeronautical revenue
Commercial revenue	28,748	26,871	25,060
Construction service revenue	75	21	2,769
Revenue	110,261	105,228	96,199
Salaries and social security contributions	(12,763)	(12,276)	(10,106)
Concession fees	(36,580)	(35,122)	(30,985)
Construction services cost	(75)	(21)	(2,769)
Maintenance expenses	(4,749)	(5,675)	(3,992)
Amortization and depreciation	(7,092)	(6,688)	(6,434)
Other operational expenditures	(22,388)	(20,330)	(19,365)
Operational expenditure	(83,647)	(80,112)	(73,651)
Other operating income	64	240	91
Other operating expense	(27)	(38)	(77)
Operating income / (loss)	26,651	25,318	22,562
Amortization and depreciation	7,092	6,688	6,434
Adjusted Ebitda	33,743	32,006	28,996
Construction services revenue	(75)	(21)	(2,769)
Construction services cost	75	21	2,769
Adjusted Ebitda excluding Construction Services	33,743	32,006	28,996
Construction services revenue	75	21	2,769
Construction services cost	(75)	(21)	(2,769)
Adjusted Ebitda	33,743	32,006	28,996
Current assets	64,789	59,737
Non-current assets	47,605	53,782
Capital Expenditure	4,164	3,267
Current liabilities	54,374	54,106
Non-current liabilities	4,282	7,329
Operating segments | Italy
Segment information
Aeronautical revenue	70,762	70,121	70,371
Non-aeronautical revenue
Commercial revenue	47,208	39,908	32,449
Construction service revenue	16,404	16,201	7,829
Other revenue	4,413	7,192	6,558
Revenue	138,787	133,422	117,207
Salaries and social security contributions	(28,367)	(27,554)	(40,075)
Concession fees	(8,313)	(7,630)	(5,983)
Construction services cost	(10,488)	(9,971)	(6,134)
Maintenance expenses	(8,486)	(7,657)	(7,757)
Amortization and depreciation	(10,563)	(10,695)	(11,122)
Other operational expenditures	(39,923)	(41,281)	(40,517)
Operational expenditure	(106,140)	(104,788)	(111,588)
Impairment reversal / (loss) of non-financial assets		(926)	(111)
Other operating income	1,041	710	4,796
Operating income / (loss)	33,688	28,418	10,304
Share of (loss) / income in associates	12	14	(257)
Amortization and depreciation	10,563	10,695	11,122
Adjusted Ebitda	44,263	39,127	21,169
Construction services revenue	(16,404)	(16,201)	(7,829)
Construction services cost	10,488	9,972	6,133
Adjusted Ebitda excluding Construction Services	38,347	32,898	19,473
Construction services revenue	16,404	16,201	7,829
Construction services cost	(10,488)	(9,972)	(6,133)
Adjusted Ebitda	44,263	39,127	21,169
Current assets	54,069	68,197
Non-current assets	253,599	267,568
Capital Expenditure	19,170	17,504
Current liabilities	65,191	139,248
Non-current liabilities	124,224	78,834
Intrasegment Adjustments
Non-aeronautical revenue
Commercial revenue	(11,893)	(11,598)	(10,652)
Other revenue	(4,125)	(3,997)	(1,737)
Revenue	(16,018)	(15,595)	(12,389)
Concession fees	8,067	7,736	7,336
Maintenance expenses	4	19	1
Cost of fuel	19	271
Other operational expenditures	7,928	7,569	5,052
Operational expenditure	16,018	15,595	12,389
Current assets	(92,626)	(85,454)
Non-current assets	(47,044)	(768)
Current liabilities	(92,626)	(85,454)
Non-current liabilities	(47,044)	(768)
Unallocated
Non-aeronautical revenue
Commercial revenue	4,031	3,926	3,412
Other revenue	4,185	3,997	1,737
Revenue	8,216	7,923	5,149
Salaries and social security contributions	(1,147)	(1,067)	(1,034)
Maintenance expenses	(19)	(19)	(19)
Amortization and depreciation	(11,897)	(12,238)	(11,953)
Other operational expenditures	(18,858)	(10,343)	(11,005)
Operational expenditure	(31,921)	(23,667)	(24,011)
Other operating income	111	2,970	6
Other operating expense		(2)	(4)
Operating income / (loss)	(23,594)	(12,776)	(18,860)
Share of (loss) / income in associates	(1,007)	7,099	(689)
Amortization and depreciation	11,897	12,238	11,953
Adjusted Ebitda	(12,704)	6,561	(7,596)
Adjusted Ebitda excluding Construction Services	(12,704)	6,561	(7,596)
Adjusted Ebitda	(12,704)	6,561	$ (7,596)
Current assets	316,993	194,445
Non-current assets	288,338	281,616
Capital Expenditure	28
Current liabilities	94,763	165,062
Non-current liabilities	$ 364,439	$ 323,591